FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Amortization of Lease Incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Amortization of lease incentives	$ 8,898	$ 20,527	$ 18,934
Amortization of Lease Incentives [Abstract]
2017	6,528
2018	6,854
2019	6,130
2020	4,352
2021	2,502
Thereafter	1,164
Future amortization of lease incentives	$ 27,530